Net Sales - Summary of Net Sales (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net sales [line items]
Net sales	kr 247,880	kr 263,351	kr 271,546
Of which IPR licensing revenues	13,962	11,101	10,399
Of which export sales from Sweden	133,339	125,242	153,833
Hardware [member]
Disclosure of net sales [line items]
Net sales	93,521	99,642	119,215
Software [member]
Disclosure of net sales [line items]
Net sales	56,629	59,123	54,809
Services [member]
Disclosure of net sales [line items]
Net sales	kr 97,730	kr 104,586	kr 97,522